DEPOSITS FOR ACQUISITION	12 Months Ended
Aug. 31, 2019
DEPOSITS FOR ACQUISITION
DEPOSITS FOR ACQUISITION

9.      DEPOSITS FOR ACQUISITION

During the year ended August 31, 2018, the Group paid a deposit of 1,000 Great Britain Pound ("GBP") (approximately RMB 8,854) to acquire the equity interests of BCS. The acquisition was completed during the year ended August 31, 2019 for total consideration of RMB 91,958 and the deposit was applied to the total purchase price (see Note 3 for details).

On May 20, 2019, The Group entered into an agreement to acquire the equity interests in Guangyuan Lizhou District Kasijia Kindergarten for a total consideration of RMB 5,500. As of August 31, 2019, the Group paid RMB 5,137 as the deposit for acquisition. Subsequent to August 31, 2019, the Group closed the transaction in September 2019 and the deposit paid was applied to the total purchase price.

During the year ended August 31, 2019, the Group made a deposit of GBP 38,310 (approximately  RMB 333,448)  relating to the acquisition of 100% equity interests of St Michael's School (Bryn) Limited and Bosworth Independent College in the UK. Subsequent to August 31, 2019, the Group closed the transaction in September 2019 and the deposit paid was applied to the total purchase price.